Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2019
Employee Benefit Plans [Abstract]
Reconciliation of Changes in Projected Benefit Obligation and Change in Plan Assets
Table 69: Reconciliation of Changes in Projected Benefit Obligation and Change in Plan Assets

	Qualified Pension		Nonqualified Pension		Postretirement Benefits
In millions	2019	2018	2019	2018	2019	2018
Accumulated benefit obligation at December 31	$4,740	$4,315	$259	$253
Projected benefit obligation at January 1	$4,355	$4,789	$258	$286	$322	$355
Service cost	115	116	3	3	4	5
Interest cost	186	171	10	9	13	12
Amendments	21
Actuarial (gains)/losses and changes in assumptions	498	(424)	25	(16)	18	(28)
Participant contributions					3	3
Federal Medicare subsidy on benefits paid						1
Benefits paid	(288)	(297)	(31)	(24)	(27)	(26)
Projected benefit obligation at December 31	$4,887	$4,355	$265	$258	$333	$322
Fair value of plan assets at January 1	$4,963	$5,253			$232	$230
Actual return on plan assets	979	(193)			15	3
Employer contribution		200	$31	$24	24	21
Participant contributions					3	3
Federal Medicare subsidy on benefits paid						1
Benefits paid	(288)	(297)	(31)	(24)	(27)	(26)
Fair value of plan assets at December 31	$5,654	$4,963	$—	$—	$247	$232
Funded status	$767	$608	$(265)	$(258)	$(86)	$(90)
Amounts recognized on the consolidated balance sheet
Noncurrent asset	$767	$608
Current liability			$(26)	$(26)	$(2)	$(2)
Noncurrent liability			(239)	(232)	(84)	(88)
Net amount recognized on the consolidated balance sheet	$767	$608	$(265)	$(258)	$(86)	$(90)
Amounts recognized in AOCI consist of:
Prior service cost (credit)	$29	$12			$2	$1
Net actuarial loss (gain)	411	608	$78	$57	1	(7)
Amount of loss (gain) recognized in AOCI	$440	$620	$78	$57	$3	$(6)

Asset Strategy Allocations
Table 70: Asset Strategy Allocations

	Target Allocation Range	Percentage of Plan Assets by Strategy at December 31
		2019	2018
Asset Category
Domestic Equity	20 – 40%	27%	27%
International Equity	10 – 25%	17%	22%
Private Equity	0 – 15%	10%	11%
Total Equity	40 – 70%	54%	60%
Domestic Fixed Income	10 – 40%	23%	18%
High Yield Fixed Income	0 – 25%	8%	9%
Total Fixed Income	10 – 65%	31%	27%
Real estate	0 – 10%	5%	5%
Other	0 – 15%	10%	8%
Total	100%	100%	100%

Pension Plan Assets - Fair Value Hierarchy
The following table sets forth by level, within the fair value hierarchy, the Plan’s assets at fair value as of December 31, 2019 and 2018.
Table 71: Pension Plan Assets - Fair Value Hierarchy

	December 31, 2019				December 31, 2018
In millions	Level 1	Level 2	Level 3	Total Fair Value	Level 1	Level 2	Level 3	Total Fair Value
Interest bearing cash		$1		$1	$7	$2		$9
Money market funds	$456			456	149			149
U.S. government and agency securities	582	135	$1	718	512	130		642
Corporate debt		660	3	663		580	$6	586
Common stock	620	1	4	625	623	6		629
Mutual funds		253		253		236		236
Other		126		126	4	42	4	50
Investments measured at net asset value (a)				2,812				2,662
Total	$1,658	$1,176	$8	$5,654	$1,295	$996	$10	$4,963
(a)
Certain investments that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy.

Estimated Cash Flows
The following table provides information regarding our estimated future cash flows related to our various plans.
Table 72: Estimated Cash Flows

	Pension Plans		Postretirement Benefits
In millions	Qualified Pension	Nonqualified Pension	Gross PNC Benefit Payments
Estimated 2020 employer contributions		$26	$28
Estimated future benefit payments
2020	$300	$26	$28
2021	$315	$26	$27
2022	$329	$23	$26
2023	$327	$23	$25
2024	$316	$21	$25
2025-2029	$1,557	$92	$111

Components of Net Periodic Benefit Cost
The components of net periodic benefit cost/(income) and other amounts recognized in Other comprehensive income (OCI) were as follows.

Table 73: Components of Net Periodic Benefit Cost (a)

	Qualified Pension Plan			Nonqualified Pension Plan			Postretirement Benefits
Year ended December 31 – in millions	2019 (b)	2018	2017	2019	2018	2017	2019	2018	2017
Net periodic cost consists of:
Service cost	$115	$116	$160	$3	$3	$3	$4	$5	$5
Interest cost	186	171	179	10	9	10	13	12	14
Expected return on plan assets	(288)	(306)	(285)				(5)	(6)	(5)
Amortization of prior service cost/(credit)	4	1	(3)						(1)
Amortization of actuarial (gain)/loss	4		43	4	5	4
Net periodic cost (benefit)	21	(18)	94	17	17	17	12	11	13
Other changes in plan assets and benefit obligations recognized in OCI:
Current year prior service cost/(credit)	21		17						2
Amortization of prior service (cost)/credit	(4)	(1)	3						1
Current year actuarial loss/(gain)	(193)	75	(264)	25	(16)	7	9	(25)	(22)
Amortization of actuarial gain/(loss)	(4)		(43)	(4)	(5)	(4)
Total recognized in OCI	(180)	74	(287)	21	(21)	3	9	(25)	(19)
Total amounts recognized in net periodic cost and OCI	$(159)	$56	$(193)	$38	$(4)	$20	$21	$(14)	$(6)

(a) The service cost component is included in Personnel expense on the Consolidated Income Statement. All other components are included in Other noninterest expense on the Consolidated Income Statement.
(b)
Includes the effects of the qualified pension plan remeasurement as of January 31, 2019 as a result of a plan amendment.

Net Periodic Costs - Assumptions
The weighted-average assumptions used (as of the beginning of each year) to determine the net periodic costs shown in Table 73 were as follows.
Table 74: Net Periodic Costs - Assumptions

	Net Periodic Cost Determination
As of January 1	2019	2018	2017
Discount rate
Qualified pension (a)	4.30%	3.60%	4.00%
Nonqualified pension	4.15%	3.45%	3.80%
Postretirement benefits	4.20%	3.55%	3.90%
Rate of compensation increase (average)	3.50%	3.50%	3.50%
Assumed health care cost trend rate
Initial trend	6.50%	6.75%	7.00%
Ultimate trend	5.00%	5.00%	5.00%
Year ultimate trend reached	2025	2025	2025
Expected long-term return on plan assets	5.75%	6.00%	6.38%

(a) The 2019 qualified pension discount rate was 4.15% at the time of remeasurement on January 31, 2019 as a result of a plan amendment.

Other Pension Assumptions
The weighted-average assumptions used (as of the end of each year) to determine year end obligations for pension and postretirement benefits were as follows.
Table 75: Other Pension Assumptions

Year ended December 31	2019	2018
Discount rate
Qualified pension	3.30%	4.30%
Nonqualified pension	3.05%	4.15%
Postretirement benefits	3.20%	4.20%
Rate of compensation increase (average)	4.25%	3.50%
Assumed health care cost trend rate
Initial trend	6.25%	6.50%
Ultimate trend	5.00%	5.00%
Year ultimate trend reached	2025	2025